Other Accrued Liabilities (Details) - Schedule of other accrued liabilities - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Claims payable	$ 10,183	$ 8,132	$ 9,629
Compensation	4,147	9,176	10,779
Professional services	5,861	2,342	1,870
Lease incentive obligation	0	606	606
Deferred rent	0	37	9
Insurance	717	362	217
Vehicle leases/ Fleet operations	625	744	2,677
Sales tax	3,801	3,040	3,214
Other	3,323	2,952	1,589
Other Accrued Liabilities	$ 28,657	$ 27,391	$ 30,590